Other Income/(Losses), Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income/(Losses), Net [Abstract]
Schedule of Other Income/(Losses), Net
	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Other income
– Bank interest income	38	42
– Government grants	9	14
– Others	—	10
	47	66

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Other income and loss
– Bank interest income	65	80	78
– Government grants	31	46	16
– Exchange loss	5	—	(21)
	101	126	73